Intangible assets (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Amortization of the acquired intangible assets	$ 195,977	$ 6,633,957	$ 2,192,024
Intangible assets other than goodwill	1,705,250	1,756,300
License fee payable		501,800
License fee payable
Disclosure of detailed information about intangible assets [line items]
Amount payable for services provided recorded within accounts payable and accrued liabilities	545,680	501,800
Cost
Disclosure of detailed information about intangible assets [line items]
Write-down of intangible assets		(635,721)
Intangible assets other than goodwill	22,528,974	20,717,342	122,006,554
Additions		2,383,550
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Amortization of the acquired intangible assets	195,977	6,633,957
Intangible assets other than goodwill	20,823,724	18,961,042	21,141,737
Acquired intangible assets
Disclosure of detailed information about intangible assets [line items]
Amortization of the acquired intangible assets		6,633,957	841,754
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	0	0
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Write-down of intangible assets		0
Intangible assets other than goodwill	4,364,985	4,013,981	4,296,192
Additions		0
Trademarks | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Amortization of the acquired intangible assets	0	0
Intangible assets other than goodwill	4,364,985	4,013,981	4,296,192
Trademarks | AGGRASTAT
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets recognized in cost of goods sold			1,347,022
Amortization of intangible assets recognized in research and development expenses			3,268
Licences
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,705,250	1,756,300
Licences | Cost
Disclosure of detailed information about intangible assets [line items]
Write-down of intangible assets		(635,721)
Intangible assets other than goodwill	1,909,880	1,756,300	0
Additions		2,383,550
Licences | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Amortization of the acquired intangible assets	195,977	0
Intangible assets other than goodwill	$ 204,630	$ 0	$ 0